Trade and Other Receivables and Prepayments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	[1]
Disclosure of financial assets [line items]
Trade receivable past due that have not been impaired	¥ 526,974,000	[1]	¥ 587,510,000	$ 76,644
Trade receivables [member]
Disclosure of financial assets [line items]
Provision for doubtful debts	0		0
Past due but not impaired [member]
Disclosure of financial assets [line items]
Trade receivable past due that have not been impaired	¥ 0		¥ 0
Bottom of range [member]
Disclosure of financial assets [line items]
Credit period for trade customers	30 days		30 days
Top of range [member]
Disclosure of financial assets [line items]
Credit period for trade customers	90 days		90 days

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.